UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06444
Legg Mason Partners Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: January 31
Date of reporting period: October 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST
LEGG MASON PARTNERS LIFESTYLE ALLOCATION 100%
LEGG MASON PARTNERS LIFESTYLE ALLOCATION 85%
LEGG MASON PARTNERS LIFESTYLE ALLOCATION 70%
LEGG MASON PARTNERS LIFESTYLE ALLOCATION 50%
LEGG MASON PARTNERS LIFESTYLE ALLOCATION 30%
LEGG MASON PARTNERS LIFESTYLE INCOME FUND
FORM N-Q
OCTOBER 31, 2008

Legg Mason Partners Lifestyle Allocation 100%

Schedules of Investments (unaudited)	October 31, 2008

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.3%
425,482	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Select Class Shares *	$4,612,228
52,746	Legg Mason Partners Equity Trust: Legg Mason Partners Aggressive Growth Fund, Class IS Shares *	3,900,045
758,218	Legg Mason Partners Appreciation Fund, Class IS Shares *	8,332,816
405,940	Legg Mason Partners Fundamental Value Fund, Class IS Shares *	4,274,552
761,008	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares *	4,725,861
375,248	Legg Mason Partners Mid Cap Core Fund, Class IS Shares *	5,411,077
373,940	Legg Mason Partners Small Cap Growth Fund, Class IS Shares *	4,072,207
754,418	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares *	6,065,524
134,953	Legg Mason Value Trust, Inc., Institutional Class Shares *	4,492,571
540,250	The Royce Fund — Royce Value Fund, Institutional Class Shares	3,824,967

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $75,158,965)	49,711,848

Face Amount

SHORT-TERM INVESTMENT — 0.6%
Repurchase Agreement — 0.6%
$326,000	Interest in $358,956,000 joint tri-party repurchase agreement dated 10/31/08 with Deutsche Bank Securities Inc., 0.200% due 11/3/08; Proceeds at maturity — $326,005; (Fully collateralized by various U.S. government agency obligations, 4.500% to 7.000% due 5/1/21 to 11/1/47 Market value — $332,520) (Cost — $326,000)	326,000

	TOTAL INVESTMENTS — 99.9% (Cost — $75,484,965#)	50,037,848
	Other Assets in Excess of Liabilities — 0.1%	27,681

	TOTAL NET ASSETS — 100.0%	$50,065,529

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Lifestyle Allocation 85%

Schedules of Investments (unaudited) (continued)	October 31, 2008

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 96.5%
3,851,635	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Select Class Shares *	$41,751,719
337,027	Legg Mason Partners Equity Trust: Legg Mason Partners Aggressive Growth Fund, Class IS Shares *	24,919,859
5,762,911	Legg Mason Partners Appreciation Fund, Class IS Shares *	63,334,395
2,636,852	Legg Mason Partners Fundamental Value Fund, Class IS Shares *	27,766,052
6,020,341	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares *	37,386,320
1,592,868	Legg Mason Partners Mid Cap Core Fund, Class IS Shares *	22,969,154
3,179,749	Legg Mason Partners Small Cap Growth Fund, Class IS Shares *	34,627,467
6,696,788	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares *	53,842,178
330,278	Legg Mason Value Trust, Inc., Institutional Class Shares *	10,994,966
4,486,127	The Royce Fund — Royce Value Fund, Institutional Class Shares	31,761,778
3,654,957	Western Asset Funds Inc.: Western Asset Absolute Return Portfolio, Institutional Select Class Shares	29,532,053
2,445,989	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	20,888,743
3,554,076	Western Asset High Yield Portfolio, Institutional Select Class Shares	24,061,096

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $602,596,145)	423,835,780

Face Amount

SHORT-TERM INVESTMENT — 3.6%
Repurchase Agreement — 3.6%
$15,964,000	Interest in $358,956,000 joint tri-party repurchase agreement dated 10/31/08 with Deutche Bank Securities Inc., 0.200% due 11/3/08; Proceeds at maturity — $15,964,266; (Fully collateralized by various U.S. government agency obligations, 4.500% to 7.000% due 5/1/21 to 11/1/47; Market value — $16,283,280) (Cost — $15,964,000)	15,964,000

	TOTAL INVESTMENTS — 100.1% (Cost — $618,560,145#)	439,799,780
	Liabilities in Excess of Other Assets — (0.1)%	(474,144)

	TOTAL NET ASSETS — 100.0%	$439,325,636

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Lifestyle Allocation 70%

Schedules of Investments (unaudited) (continued)	October 31, 2008

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.6%
2,482,237	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Select Class Shares *	$26,907,447
280,938	Legg Mason Partners Equity Trust: Legg Mason Partners Aggressive Growth Fund, Class IS Shares *	20,772,601
3,625,313	Legg Mason Partners Appreciation Fund, Class IS Shares *	39,842,187
2,149,459	Legg Mason Partners Fundamental Value Fund, Class IS Shares *	22,633,802
3,685,333	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares *	22,885,920
1,312,390	Legg Mason Partners Mid Cap Core Fund, Class IS Shares *	18,924,667
1,719,482	Legg Mason Partners Small Cap Growth Fund, Class IS Shares *	18,725,162
5,326,095	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares *	42,821,806
623,601	Legg Mason Value Trust, Inc., Institutional Class Shares *	20,759,661
2,491,084	The Royce Fund — Royce Value Fund, Institutional Class Shares	17,636,877
5,916,675	Western Asset Funds Inc.: Western Asset Absolute Return Portfolio, Institutional Select Class Shares	47,806,736
6,708,866	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	57,293,713
2,929,431	Western Asset High Yield Portfolio, Institutional Select Class Shares	19,832,247

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $530,141,770)	376,842,826

Face Amount

SHORT-TERM INVESTMENT — 0.5%
Repurchase Agreement — 0.5%
$1,743,000	Interest in $358,956,000 joint tri-party repurchase agreement dated 10/31/08 with Deutche Bank Securities Inc., 0.200% due 11/3/08; Proceeds at maturity — $1,743,029; (Fully collateralized by various U.S. government agency obligations, 4.500% to 7.000% due 5/1/21 to 11/1/47; Market value — $1,777,860) (Cost — $1,743,000)	1,743,000

	TOTAL INVESTMENTS — 100.1% (Cost — $531,884,770#)	378,585,826
	Liabilities in Excess of Other Assets — (0.1)%	(373,931)

	TOTAL NET ASSETS — 100.0%	$378,211,895

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Lifestyle Allocation 50%

Schedules of Investments (unaudited) (continued)	October 31, 2008

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.6%
884,907	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Select Class Shares *	$9,592,393
169,303	Legg Mason Partners Equity Trust: Legg Mason Partners Aggressive Growth Fund, Class IS Shares *	12,518,277
1,289,337	Legg Mason Partners Appreciation Fund, Class IS Shares *	14,169,816
1,069,891	Legg Mason Partners Fundamental Value Fund, Class IS Shares *	11,265,949
1,756,354	Legg Mason Partners International All Cap Opportunity Fund, Class IS Shares *	10,906,959
786,001	Legg Mason Partners Mid Cap Core Fund, Class IS Shares *	11,334,128
687,875	Legg Mason Partners Small Cap Growth Fund, Class IS Shares *	7,490,962
1,833,803	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares *	14,743,774
309,715	Legg Mason Value Trust, Inc., Institutional Class Shares *	10,310,417
957,382	The Royce Fund — Royce Value Fund, Institutional Class Shares	6,778,265
4,728,337	Western Asset Funds Inc.: Western Asset Absolute Return Portfolio, Institutional Select Class Shares	38,204,962
8,523,691	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	72,792,319
2,458,738	Western Asset High Yield Portfolio, Institutional Select Class Shares	16,645,658

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $320,761,161)	236,753,879

Face
Amount

SHORT-TERM INVESTMENT — 0.6%
Repurchase Agreement — 0.6%
$1,512,000	Interest in $358,956,000 joint tri-party repurchase agreement dated 10/31/08 with Deutsche Bank Securities Inc., 0.200% due 11/3/08; Proceeds at maturity — $1,512,025; (Fully collateralized by various U.S. government agency obligations, 4.500% to 7.000% due 5/1/21 to 11/1/47 Market value — $1,542,240) (Cost — $1,512,000)	1,512,000

	TOTAL INVESTMENTS — 100.2% (Cost — $322,273,161#)	238,265,879
	Liabilities in Excess of Other Assets — (0.2)%	(434,540)

	TOTAL NET ASSETS — 100.0%	$237,831,339

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Lifestyle Allocation 30%

Schedules of Investments (unaudited) (continued)	October 31, 2008

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.6%
377,397	Legg Mason Global Trust, Inc. — Legg Mason International Equity Trust, Institutional Select Class Shares *	$4,090,986
351,962	Legg Mason Partners Equity Trust: Legg Mason Partners Appreciation Fund, Class IS Shares *	3,868,062
181,405	Legg Mason Partners Mid Cap Core Fund, Class IS Shares *	2,615,858
592,314	Legg Mason Partners U.S. Large Cap Equity Fund, Class IS Shares *	4,762,208
124,342	Legg Mason Value Trust, Inc., Institutional Class Shares *	4,139,361
287,623	The Royce Fund — Royce Value Fund, Institutional Class Shares	2,036,374
1,847,300	Western Asset Funds Inc.: Western Asset Absolute Return Portfolio, Institutional Select Class Shares	14,926,185
4,373,383	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	37,348,691
1,200,530	Western Asset High Yield Portfolio, Institutional Select Class Shares	8,127,591

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $107,998,209)	81,915,316

Face
Amount

SHORT-TERM INVESTMENT — 0.7%
Repurchase Agreement — 0.7%
$603,000	Interest in $358,956,000 joint tri-party repurchase agreement dated 10/31/08 with Deutsche Bank Securities Inc., 0.200% due 11/3/08; Proceeds at maturity — $603,010; (Fully collateralized by various U.S. government agency obligations, 4.500% to 7.000% due 5/1/21 to 11/1/47 Market value — $615,060) (Cost — $603,000)	603,000

	TOTAL INVESTMENTS — 100.3% (Cost — $108,601,209#)	82,518,316
	Liabilities in Excess of Other Assets — (0.3)%	(233,291)

	TOTAL NET ASSETS — 100.0%	$82,285,025

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Legg Mason Partners Lifestyle Income Fund

Schedules of Investments (unaudited) (continued)	October 31, 2008

Shares	Description	Value

INVESTMENTS IN UNDERLYING FUNDS — 99.4%
96,346	Legg Mason Partners Equity Trust — Legg Mason Partners Appreciation Fund, Class IS Shares *	$1,058,841
32,681	Legg Mason Value Trust, Inc., Institutional Class Shares *	1,087,947
612,565	Western Asset Funds Inc.: Western Asset Absolute Return Portfolio, Select Institutional Class Shares	4,949,524
2,004,051	Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	17,114,597
620,065	Western Asset High Yield Portfolio, Institutional Select Class Shares	4,197,842

	TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost — $35,896,119)	28,408,751

Face
Amount

SHORT-TERM INVESTMENT — 1.0%
Repurchase Agreement — 1.0%
$290,000	Interest in $358,956,000 joint tri-party repurchase agreement dated 10/31/08 with Deutsche Bank Securities Inc., 0.200% due 11/3/08; Proceeds at maturity - $290,005; (Fully collateralized by various U.S. government agency obligations, 4.500% to 7.000% due 5/1/21 to 11/1/47 Market value — $295,800) (Cost — $290,000)	290,000

	TOTAL INVESTMENTS — 100.4% (Cost — $36,186,119#)	28,698,751
	Liabilities in Excess of Other Assets — (0.4)%	(119,232)

	TOTAL NET ASSETS — 100.0%	$28,579,519

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Lifestyle Allocation 100% (“Allocation 100%”), Legg Mason Partners Lifestyle Allocation 85% (“Allocation 85%”), Legg Mason Partners Lifestyle Allocation 70% (“Allocation 70%”), Legg Mason Partners Lifestyle Allocation 50% (“Allocation 50%”), Legg Mason Partners Lifestyle Allocation 30% (“Allocation 30%”), and Legg Mason Partners Lifestyle Income Fund (“Income Fund”) (collectively, the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”).
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(b) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investment Valuation
Effective February 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate its net asset value, the Funds may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The following is a summary of the inputs used in valuing Allocation 100%’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	October 31, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$50,037,848	—	$50,037,848	—

Notes to Schedule of Investment (unaudited) (continued)
The following is a summary of the inputs used in valuing Allocation 85%’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	October 31, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$439,799,780	—	$439,799,780	—

The following is a summary of the inputs used in valuing Allocation 70%’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	October 31, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$378,585,826	—	$378,585,826	—

The following is a summary of the inputs used in valuing Allocation 50%’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	October 31, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$238,265,879	—	$238,265,879	—

The following is a summary of the inputs used in valuing Allocation 30%’s assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	October 31, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$82,518,316	—	$82,518,316	—

The following is a summary of the inputs used in valuing Income Funds’ assets carried at fair value:

Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	October 31, 2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$28,698,751	—	$28,698,751	—

3. Investments
At October 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized	Gross unrealized	Net unrealized
	appreciation	depreciation	depreciation

Allocation 100%	—	$(25,447,117)	$(25,447,117)
Allocation 85%	$15,536,864	(194,297,229)	(178,760,365)
Allocation 70%	12,893,679	(166,192,623)	(153,298,944)
Allocation 50%	1,343,055	(85,350,337)	(84,007,282)
Allocation 30%	—	(26,082,893)	(26,082,893)
Income Fund	—	(7,487,368)	(7,487,368)

Notes to Schedule of Investment (unaudited) (continued)
4. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.
***
During September 2008, FASB Staff Position FAS 133-1 and FASB Interpretation 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (“Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings and hybrid financial instruments containing embedded credit derivatives. Management is currently evaluating the impact the adoption of the Amendment will have on the Fund’s financial statement disclosures.
***

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust
By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: December 29, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: December 29, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: December 29, 2008